Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 3.4	€ 13.9
Acquisition related costs	€ 0.3	€ 0.4